Income Tax Expense	12 Months Ended
Jun. 30, 2020
Statement [LineItems]
Income Tax Expense
NOTE 6. INCOME TAX EXPENSE

	Consolidated
	June 30, 2020 A$	June 30, 2019 A$	June 30, 2018 A$
Current tax
Current tax on profits for the year	37	—	1,676

Total current tax expense	37	—	1,676

Deferred income tax
(Decrease)/Increase in deferred tax assets	567,473	342,349	(103,660)
Increase/(Decrease) in deferred tax liabilities	(567,473)	(342,349)	103,660

Total deferred tax (benefit)/expense	—	—	—

Income tax expense	37	—	1,676

	Consolidated
	June 30, 2020 A$	June 30, 2019 A$	June 30, 2018 A$
Numerical reconciliation of income tax expense to prima facie tax expense
Loss before income tax expense	(13,468,195)	(18,343,984)	(12,744,344)
Tax at the Australian tax rate of 27.5% ( 2019 and 2018 : 27.5%)	(3,703,754)	(5,044,596)	(3,504,695)
Tax effect amounts which are not deductible/(taxable) in calculating taxable income:
Non-deductible share based payments	443,956	435,046	807,896
Other non-deductible expenses	436,396	3,771,771	2,962,323
Non-assessable income	(442,580)	(1,445,111)	(883,971)
Capital listing fee	(192,741)	(99,976)	(79,152)
Difference in overseas tax rates*	1,817,387	2,040,517	828,289

	(1,641,336)	(342,349)	130,690
Net adjustment to deferred tax assets and liabilities for tax losses and temporary differences not recognized	1,641,299	342,349	(129,014)

Income tax expense**	37	—	1,676

*	Difference in overseas tax rate is largely as a result of the corporate income tax rate of 10% applicable to the Immutep subsidiary in France for financial year 2020
**	Income tax expense relates to tax payable for the Immutep subsidiary in the United States.

	Consolidated
	June 30, 2020 A$	June 30, 2019 A$	June 30, 2018 A$
Deferred tax assets for tax losses not recognised comprises:
Carried forward tax losses benefit	36,282,319	35,493,421	33,754,731

Total deferred tax assets for tax losses not recognized	36,282,319	35,493,421	33,754,731

The above potential tax benefit for tax losses has not been recognised in the consolidated balance sheet as the recovery of this benefit is not probable. There is no expiration date for the tax losses carried forward. The estimated amount of cumulative tax losses at June 30, 2020 was $157,314,108 (2019: $142,688,221). Utilisation of these tax losses is dependent on the parent entity and its subsidiaries satisfying certain tests at the time the losses are recouped and in generating future taxable profits against which to utilise the losses.